PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Healthcare Cost Trend Rate (Details) - Other post-employment benefits and other long-term employee benefits ("OPEB")	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bottom of range
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (in percent)	2.00%	2.10%	2.20%
Top of range
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (in percent)	6.34%	6.59%	6.59%
Weighted average
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (in percent)	4.02%	4.04%	4.06%